CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	¥ 8,751,259	¥ 5,772,948	¥ 4,254,195
Cost of revenue	(3,234,680)	(2,077,979)	(1,450,744)
Gross profit	5,516,579	3,694,969	2,803,451
Selling and administrative expenses	(6,059,046)	(3,417,811)	(3,013,997)
Product development expenses	(565,702)	(457,367)	(312,100)
Other gains, net	31,576	70,981	60,508
Loss from operations	(1,076,593)	(109,228)	(462,138)
Interest income	93,025	41,651	24,980
Interest expense	(92,633)	(52,155)	(8,140)
Share of results of equity investees	(71,866)	(25,640)	(16,663)
Investment income/(loss)	(75,097)	(45,012)	141,195
Loss before tax	(1,223,164)	(190,384)	(320,766)
Income tax expense	(203,824)	(147,569)	(64,518)
Net loss	(1,426,988)	(337,953)	(385,284)
Net income/(loss) attributable to noncontrolling interests	(147,991)	(1,895)	7,898
Accretion to redeemable noncontrolling interests	332,117	205,287	113,810
Net loss attributable to Bitauto Holdings Limited	¥ (1,611,114)	¥ (541,345)	¥ (506,992)
Net loss per share/ADS attributable to ordinary shareholders
Basic (in per share)	¥ (23.01)	¥ (8.31)	¥ (8.72)
Diluted (in per share)	¥ (23.16)	¥ (8.31)	¥ (8.72)
Weighted average number of shares/ADSs
Basic (in shares)	70,154,910	65,160,205	58,142,432
Diluted (in shares)	70,154,910	65,160,205	58,142,432
Other comprehensive income/(loss)
Foreign currency exchange gains/(losses), net of tax of nil	¥ (353,747)	¥ 459,430	¥ 344,748
Total comprehensive (loss)/income, net of tax	(1,780,735)	121,477	(40,536)
Total comprehensive income/(loss) attributable to noncontrolling interests	(227,693)	(1,692)	7,898
Accretion to redeemable noncontrolling interests	332,117	205,287	113,810
Total comprehensive loss attributable to Bitauto Holdings Limited	¥ (1,885,159)	¥ (82,118)	¥ (162,244)